CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Interest expenses	$ 1,470
Other financial expenses	$ 13,880